Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and contingencies

(i) Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2011, 2010 and 2009 were approximately US$356,000, US$384,000 and US$394,000, respectively. Future minimum rental payments as of December 31, 2011, under agreements classified as operating leases with non-cancellable terms amounted to US$274,000 of which US$177,000 are payable in the year 2012 and US$97,000 are payable within years 2013 to 2015.

(ii) Banking facilities

As at December 31, 2011, 2010 and 2009, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,154,000, US$2,564,000 and US$2,564,000 respectively, of which approximately US$474,000, US$188,000 and US$260,000 was utilised for issuance of bank guarantees.

(iii) Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv) Litigation

Statements of claim were issued by Yu-Cheng Ling and Xue-Mei Huang (“Plaintiff A”), and Nian-Chong Luo and Li-Shan Cen (“Plaintiff B”) as the plaintiffs against Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”) as one of the ten defendants (“Defendants”) in civil claims at the People’s Court of TianDong Province, Guangxi, PRC.

Plaintiff A and Plaintiff B claimed against Defendants for total compensations of approximately US$64,000 and US$95,000, respectively, for their sons died in a serious fatal traffic accident in September 2010 on the ground that one of the drivers of the accident, (employee of SETEE’s sub-contractor) was performing SETEE’s jobs during the traffic accident and therefore SETEE is liable to assume joint and several liability. The case was heard in court on April 28, 2011. The Tian Dong People’s Court issued a verdict dated September 11, 2011 finding, among other things, that the Company was not liable. One of the Plaintiffs has appealed that verdict to the Baise Intermediate People’s Court, Guangxi Zhuang Autonomous Region, PRC on November 20, 2011. The appellate court has scheduled the hearing date on April 23, 2012

Management believes that SETEE will prevail in these litigation proceedings and no related costs have been recorded.